Condensed Parent Company Only Financial Statements - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Parent Company Only Financial Information [Line Items]
Cash in bank	$ 251,994	$ 238,672
Other assets	589,400	554,167
Total Assets	15,758,605	13,365,550	13,129,678
Liabilities	13,905,756	11,834,571
Shareholders' Equity	1,852,849	1,530,979	1,529,868	1,482,661
Total liabilities and shareholders' equity	15,758,605	13,365,550
IBERIABANK Corporation [Member]
Parent Company Only Financial Information [Line Items]
Cash in bank	36,064	98,108
Investment in subsidiaries	1,842,120	1,487,337
Other assets	119,494	80,528
Total Assets	1,997,678	1,665,973
Liabilities	144,829	134,994
Shareholders' Equity	1,852,849	1,530,979
Total liabilities and shareholders' equity	$ 1,997,678	$ 1,665,973